Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories
5.	Inventories

Inventories consist of the following:

	As of December 31,
	2021	2022
Raw materials	429,208	789,134
Work in process	78,354	261,436
Finished goods	304,801	423,420
Total	812,363	1,473,990

During the year ended December 31, 2021 and 2022, the Company recognized inventories write-down of RMB50,714 and RMB467,271 in cost of revenues, respectively.

For the years ended December 31, 2020, 2021 and 2022, at the beginning of lease period, the inventories reclassified to operating lease assets were RMB135,276, RMB15,169 and nil, respectively. At the end of lease period, the operating lease assets with net book value of RMB115,887, RMB12,051 and nil were reclassified to inventories for the years ended December 31, 2020, 2021 and 2022, respectively. Depreciation expense of operating lease assets of RMB19,389, RMB3,118 and nil was recorded in the cost of revenues for the year ended December 31, 2020, 2021 and 2022, respectively . The Company ceased the asset lease business in 2021 as a result of the restriction of mining activities in the PRC.